Group plc balance sheet (Parenthetical) - GBP (£)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Cash		£ 439,000,000	£ 467,000,000
Cash equivalents		82,000,000	59,000,000
Dividends to shareholders	[1]		2,350,000,000
British Telecommunications plc [Member]
Statements [Line Items]
Cash		232,000,000	253,000,000
Cash equivalents		56,000,000	33,000,000
Dividends received		2,057,000,000	1,351,000,000
Dividends to shareholders		£ 0	£ 2,350,000,000	[2]

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the company financial statements